Capital Management (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital Management
Share capital	€ 6,430	€ 4,926
Cash and cash equivalents	34,186	21,610	€ 17,888	€ 135,509
Current financial assets	51,369	36,138
Term accounts [member]
Capital Management
Current financial assets	€ 51,400	€ 36,100